Depreciation, Amortization And Asset Removal Costs - Schedule of Depreciation and Amortization (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Depreciation of property, plant and equipment	$ 717	$ 709
Amortization of intangible assets	81	76
Amortization of regulatory assets	33	30
Depreciation and amortization	831	815
Asset removal costs	135	107
Total depreciation and amortization	966	922
Gain on sale of assets	$ 39	$ 8